Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Loss per Share
Loss per share

7.Loss per Share

Basic and diluted loss per share was the same for each period presented as the inclusion of all common share equivalents would have been anti-dilutive. Anti-dilutive equivalent common shares were as follows:

	Three months	Three months
	ended March 31,	ended March 31,
	2022	2021
Outstanding options to purchase common shares	25,287,670	25,287,670
Outstanding RSUs	4,843,825	—
Outstanding warrants	36,078,620	—
Outstanding Special Shares and options to purchase Special Shares	136,239,964	—
Total anti-dilutive common equivalent shares	202,450,079	25,287,670

17.Loss per Share

Basic loss per share is computed by dividing the loss by the weighted-average number of common shares of the Company outstanding during the period. Diluted loss per share is computed by giving effect to all common share equivalents of the Company, including outstanding stock options, RSUs, warrants, Special Shares and options to purchase Special Shares, to the extent these are dilutive. Basic and diluted loss per share was the same for each period presented as the inclusion of all common share equivalents would have been anti-dilutive.

Anti-dilutive equivalent common shares were as follows:

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Outstanding options to purchase common shares	25,287,670	15,549,977
Outstanding RSUs	3,946,630	—
Outstanding warrants	36,078,620	—
Outstanding Special Shares and options to purchase Special Shares	136,239,964	—
Total anti-dilutive common equivalent shares	201,552,884	15,549,977